Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (2,236,433)	$ (3,016,884)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	226,372	317,800
Stock issued for research and development		100,800
Stocks issued for inducements		1,004,574
Stock warrants issued for finance cost		677,130
Gain on sale of subsidiary		(203,319)
Amortization of debt discount	796,276	15,000
Loss on extinguishment of debt	117,217
Change in fair value of derivative liability	(535,329)
Changes in operating assets and liabilities:
Inventory	(1,481)	(3,048)
Note Receivable	(6,000)
Prepaid expenses	12,886	(23,634)
Unearned fee		(50,000)
Accounts payable and accrued liabilities	464,741	316,154
Accounts payable and accrued liabilities – related party	516,909	205,125
Net Cash Used in Operating Activities	(644,842)	(660,302)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intellectual property	(9,166)
Net Cash Used in Investing Activities	(9,166)
Cash Flows from Financing Activities:
Deferred offering cost	(52,951)	(60,000)
Proceeds from related party	61,024	5,000
Repayments to related party	(12,058)
Proceeds from convertible notes payable - net	750,000	618,708
Repayment of convertible note and guaranteed interest		(55,000)
Repayment of note payable	(100,000)
Cash advance from investor		50,000
Increase in bank overdraft	1,252
Net Cash Provided by Financing Activities	647,267	558,708
Net change in cash	(6,741)	(101,594)
Cash, beginning of year	6,741	108,335
Cash, end of year		6,741
Supplemental cash flow information:
Cash paid for interest	12,768	5,000
Supplemental disclosure of non-cash financing activity
Original issuance debt and guaranteed interest as debt discount		15,000
Derivative liability recognized as debt discount	953,571
Note receivable acquired in exchange with sale of subsidiary		100,000
Derivative liability recognized in connection with extinguishment of debt	$ 117,217